UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MORGENS WATERFALL VINTIADIS AND COMPANY, INC.
           --------------------------------------------------
Address:   600 FIFTH AVENUE
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           27th FLOOR
           --------------------------------------------------
           NEW YORK, NY 10020
           --------------------------------------------------

Form 13F File Number:  2804599
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H. Morgens
           --------------------------------------------------
Title:     Chairman
           --------------------------------------------------
Phone:     212-218-4100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Edwin H. Morgens               New York             July 30, 2008
       -------------------------    --------------------     ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        37
                                               -------------

Form 13F Information Table Value Total:        $609,838
                                               -------------


List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
ACTEL CORP                     COM              004934105      169    10000 SH       SOLE                 10000      0        0
APPLE INC                      COM              037833100     8154    48700 SH       SOLE                 48700      0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101      869    30000 SH       SOLE                 30000      0        0
BROADCOM CORP                  CL A             111320107     6823   250000 SH       SOLE                250000      0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     4387    80000 SH       SOLE                 80000      0        0
CALPINE CORP                   COM NEW          131347304    32047  1420518 SH       SOLE               1420518      0        0
CELGENE CORP                   COM              151020104     1603    25100 SH       SOLE                 25100      0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2638    40000 SH       SOLE                 40000      0        0
CISCO SYS INC                  COM              17275R102     4652   200000 SH       SOLE                200000      0        0
CNX GAS CORP                   COM              12618H309     1682    40000 SH       SOLE                 40000      0        0
DUSA PHARMACEUTICALS INC       COM              266898105     2010  1000000 SH       SOLE               1000000      0        0
EXELON CORP                    COM              30161N101    15293   170000 SH       SOLE                170000      0        0
FREEPORT-MCMORAN COOPER & GO   COM              35671D857     2344    20000 SH       SOLE                 20000      0        0
GOOGLE INC                     CL A             38259P508     6843    13000 SH       SOLE                 13000      0        0
HALLIBURTON CO                 COM              406216101     2654    50000 SH       SOLE                 50000      0        0
HUNT J B TRANS SVCS INC        COM              445658107     2662    80000 SH       SOLE                 80000      0        0
INSULET CORP                   COM              45784P101      787    50000 SH       SOLE                 50000      0        0
ISHARES TR                     RUSSELL 2000     464287655    34525   500000 SH  CALL SOLE                500000      0        0
ISHARES TR                     RUSSELL 2000     464287655   172625  2500000 SH  CALL SOLE               2500000      0        0
ISHARES TR                     RUSSELL 2000     464287655   207150  3000000 SH  PUT  SOLE               3000000      0        0
KB HOME                        COM              48666K109     4571   270000 SH  CALL SOLE                270000      0        0
LANDSTAR SYS INC               COM              515098101     5522   100000 SH       SOLE                100000      0        0
M D C HLDGS INC                COM              552676108     6836   175000 SH       SOLE                175000      0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118     9179   507431 SH       SOLE                507431      0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126    26471  1381593 SH       SOLE               1381593      0        0
NORFOLK SOUTHERN CORP          COM              655844108     6267   100000 SH       SOLE                100000      0        0
PETROHAWK ENERGY CORP          COM              716495106     2316    50000 SH       SOLE                 50000      0        0
RANGE RES CORP                 COM              75281A109     1639    25000 SH       SOLE                 25000      0        0
SCHLUMBERGER LTD               COM              806857108     5372    50000 SH       SOLE                 50000      0        0
TENET HEALTHCARE CORP          COM              88033G100     3614   650000 SH       SOLE                650000      0        0
TERRESTAR CORP                 COM              881451108     6124  1538747 SH       SOLE               1538747      0        0
TXCO RES INC                   COM              87311M102     1176   100000 SH       SOLE                100000      0        0
TOLL BROTHERS INC              COM              889478103     8327   444600 SH       SOLE                444600      0        0
TRANSOCEAN INC NEW             SHS              G90073100     6096    40000 SH       SOLE                 40000      0        0
VIROPHARMA INC                 COM              928241108      111    10000 SH       SOLE                 10000      0        0
XILINX INC                     COM              983919101     5050   200000 SH       SOLE                200000      0        0
ZHONGPIN INC                   COM              98952K107     1250   100000 SH       SOLE                100000      0        0

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